Inventories	3 Months Ended
Mar. 31, 2011
Inventories
Inventories

(7) Inventories

Inventories consist of the following:

In millions	As of March 31, 2011	As of December 31, 2010
Raw materials and supplies	$137.7	$104.8
Goods and work in process	78.5	58.0
Finished goods	59.5	51.8

	$275.7	$214.6

Due to the earthquake in Japan on March 11, 2011, wafer production in our semiconductor wafer plant in Japan was suspended from that time through April 12, 2011. Because of the unplanned downtime, we recorded $7.7 million as period charges to cost of goods sold for unabsorbed unfavorable variances and inventory adjustments. We had no similar adjustments during the first three months of 2010.